Rule 497(d)

                    The First Trust Combines Series 272

                 Michigan Municipal Tax-Free Value Portfolio,
                         Investment Grade Series 34
             Supplement to the Prospectus dated September 29, 1999

Notwithstanding anything to the contrary in the Prospectus, CUSIP numbers shall be 33732E147 and 33732E154 under the monthly and semi-annual distribution options, respectively.


October 6, 1999